Related Party Transactions (Details) - USD ($) $ in Millions			3 Months Ended	12 Months Ended
	Apr. 29, 2021	Mar. 31, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Mar. 05, 2021	Feb. 26, 2021
Thomas Cook India
Disclosure of transactions between related parties [line items]
Share-based payments			$ 60.0
Non-controlling interests | Eurolife ERB Insurance Group Holdings S.A.
Disclosure of transactions between related parties [line items]
Proportion of ownership interests held by non-controlling interests				20.00%
Key management team
Disclosure of transactions between related parties [line items]
Salaries and other short-term employee benefits				$ 10.8	$ 10.9
Share-based payments				4.7	3.5
Related party compensation				15.5	14.4
Board of Directors
Disclosure of transactions between related parties [line items]
Retainers and fees				1.5	1.1
Share-based payments				0.4	0.6
Related party compensation				1.9	1.7
Fairfax India Holdings Corporation (Fairfax India)
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions				84.7		$ 5.2
Number of subordinate voting shares received for performance fee						546,263
Proportion Of Sale Of Equity Interest Rate Held By Related Parties	48.80%
Fairfax India 5.00% Unsecured Senior Notes Due 2028 | Non-insurance companies.
Disclosure of transactions between related parties [line items]
Notional amount				$ 441.6	$ 550.0		$ 500.0
Interest rate				5.00%	5.00%		5.00%
Fairfax India 5.00% Unsecured Senior Notes Due 2028 | Insurance and reinsurance companies.
Disclosure of transactions between related parties [line items]
Notional amount							$ 58.4
Fairfax India 5.00% Unsecured Senior Notes Due 2028 | Insurance and reinsurance companies. | Subsequent Events
Disclosure of transactions between related parties [line items]
Notional amount							$ 58.4
Interest rate							5.00%
Helios Fairfax Partners Corporation
Disclosure of transactions between related parties [line items]
Investment in unsecured debentures and warrants		$ 100.0